Condensed Financial Information of DHT Holdings, Inc. (parent company only), Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Current assets [Abstract]
Cash and cash equivalents		$ 68,641	[1],[2]	$ 67,356	[1],[2]	$ 94,944	$ 77,292
Total current assets		118,279		218,286
Investment in associate company		5,233		4,772
Total non-current assets		1,503,710		1,608,932
Total assets		1,621,989		1,827,218
Current liabilities [Abstract]
Accounts payable and accrued expenses	[1]	18,503		23,998
Total current liabilities		47,929		130,239
Non-current liabilities [Abstract]
Long-term debt	[1]	446,562		750,586
Total non-current liabilities		465,120		764,530
Total liabilities		513,049		894,768
Stockholders' equity [Abstract]
Stock		1,708		1,468
Paid-in additional capital		1,291,505		1,169,537
Accumulated deficit		(188,709)		(240,165)
Total equity		1,108,940		932,449		861,668	925,892
Total liabilities and equity		1,621,989		1,827,218
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		5,310		22,492		$ 17,783	$ 11,540
Accounts receivable and prepaid expenses		1,679		874
Amounts due from related parties		84,725		62,822
Total current assets		91,713		86,188
Investments in subsidiaries		434,172		468,817
Loan to subsidiaries		324,420		526,574
Investment in associate company		201		201
Total non-current assets		758,793		995,593
Total assets		850,506		1,081,780
Current liabilities [Abstract]
Accounts payable and accrued expenses		170		2,416
Total current liabilities		170		2,416
Non-current liabilities [Abstract]
Long-term debt		0		116,568
Total non-current liabilities		0		116,568
Total liabilities		170		118,984
Stockholders' equity [Abstract]
Stock		1,708		1,468
Paid-in additional capital		1,245,449		1,121,047
Accumulated deficit		(396,820)		(159,719)
Total equity		850,336		962,796
Total liabilities and equity		$ 850,506		$ 1,081,780

[1]	Amortized cost.
[2]	Cash and cash equivalents include $299 thousand in restricted cash in 2020 and $221 thousand in 2019, including employee withholding tax.